Income Taxes - Movements in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in deferred tax assets and liabilities
As at January 1	$ 9,458	$ 13,972	$ 12,656
Movement of previously recognized withholding tax on undistributed earnings	2,781	740	3,674
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of a PRC entity	(51)	(2,323)	(2,385)
Deferred tax on amortization of intangible assets		6	18
Deferred tax on temporary differences, tax loss carried forward and research tax credits	169	(2,991)	142
Reclassification from current tax			11
Divestment of subsidiaries			(49)
Exchange differences	43	54	(95)
As at December 31	$ 12,400	$ 9,458	$ 13,972